SUPPLEMENT DATED JANUARY 15, 2009 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated August 29, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors—Intermediate Municipal Index ETF, Market Vectors—Long Municipal Index ETF and Market Vectors—Short Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

In September 2008, Barclays Capital Inc. acquired the investment banking and capital markets operations of Lehman Brothers Inc. As a result of this acquisition, the Lehman Brothers indexes have been rebranded as Barclays Capital indexes.

Van Eck Associates Corporation entered into an amended license agreement with Barclays Capital Inc. (successor in interest to Lehman Brothers Inc.). As a result, all references to Lehman Brothers are hereby replaced with Barclays Capital Inc.

The name of Lehman Brothers AMT-Free Intermediate Continuous Municipal Index has been changed to “Barclays Capital AMT-Free Intermediate Continuous Municipal Index.” All references to Lehman Brothers AMT-Free Intermediate Continuous Municipal Index are hereby replaced with Barclays Capital AMT-Free Intermediate Continuous Municipal Index.

The name of Lehman Brothers AMT-Free Long Continuous Municipal Index has been changed to “Barclays Capital AMT-Free Long Continuous Municipal Index.” All references to Lehman Brothers AMT-Free Long Continuous Municipal Index are hereby replaced with Barclays Capital AMT-Free Long Continuous Municipal Index.

The name of Lehman Brothers AMT-Free Short Continuous Municipal Index has been changed to “Barclays Capital AMT-Free Short Continuous Municipal Index.” All references to Lehman Brothers AMT-Free Short Continuous Municipal Index are hereby replaced with Barclays Capital AMT-Free Short Continuous Municipal Index.

At this time, there have been no changes to the composition of the indexes as a result of the rebranding.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 15, 2009 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated August 29, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors—California Long Municipal Index ETF, Market Vectors—Massachusetts Municipal Index ETF, Market Vectors—New Jersey Municipal Index ETF, Market Vectors—New York Long Municipal Index ETF, Market Vectors—Ohio Municipal Index ETF and Market Vectors—Pennsylvania Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

In September 2008, Barclays Capital Inc. acquired the investment banking and capital markets operations of Lehman Brothers Inc. As a result of this acquisition, the Lehman Brothers indexes have been rebranded as Barclays Capital indexes.

Van Eck Associates Corporation entered into an amended license agreement with Barclays Capital Inc. (successor in interest to Lehman Brothers Inc.). As a result, all references to Lehman Brothers are hereby replaced with Barclays Capital Inc.

The name of Lehman Brothers AMT-Free California Long Municipal Index has been changed to “Barclays Capital AMT-Free California Long Municipal Index.” All references to Lehman Brothers AMT-Free California Long Municipal Index are hereby replaced with Barclays Capital AMT-Free California Long Municipal Index.

The name of Lehman Brothers AMT-Free Massachusetts Municipal Index has been changed to “Barclays Capital AMT-Free Massachusetts Municipal Index.” All references to Lehman Brothers AMT-Free Massachusetts Municipal Index are hereby replaced with Barclays Capital AMT-Free Massachusetts Municipal Index.

The name of Lehman Brothers AMT-Free New Jersey Municipal Index has been changed to “Barclays Capital AMT-Free New Jersey Municipal Index.” All references to Lehman Brothers AMT-Free New Jersey Municipal Index are hereby replaced with Barclays Capital AMT-Free New Jersey Municipal Index.

The name of Lehman Brothers AMT-Free New York Long Municipal Index has been changed to “Barclays Capital AMT-Free New York Long Municipal Index.” All references to Lehman Brothers AMT-Free New York Long Municipal Index ETF are hereby replaced with Barclays Capital AMT-Free New York Long Municipal Index.

The name of Lehman Brothers AMT-Free Ohio Municipal Index has been changed to “Barclays Capital AMT-Free Ohio Municipal Index.” All references to Lehman Brothers AMT-Free Ohio Municipal Index are hereby replaced with Barclays Capital AMT-Free Ohio Municipal Index.

The name of Lehman Brothers AMT-Free Pennsylvania Municipal Index has been changed to “Barclays Capital AMT-Free Pennsylvania Municipal Index.” All references to Lehman Brothers AMT-Free Pennsylvania Municipal Index are hereby replaced with Barclays Capital AMT-Free Pennsylvania Municipal Index.

At this time, there have been no changes to the composition of the indexes as a result of the rebranding.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 15, 2009 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MARKET VECTORS ETF TRUST
Dated August 29, 2008

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors—California Long Municipal Index ETF, Market Vectors—Intermediate Municipal Index ETF, Market Vectors—Long Municipal Index ETF, Market Vectors—Massachusetts Municipal Index ETF, Market Vectors—New Jersey Municipal Index ETF, Market Vectors—New York Long Municipal Index ETF, Market Vectors—Ohio Municipal Index ETF, Market Vectors—Pennsylvania Municipal Index ETF and Market Vectors—Short Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

In September 2008, Barclays Capital Inc. acquired the investment banking and capital markets operations of Lehman Brothers Inc. As a result of this acquisition, the Lehman Brothers indexes have been rebranded as Barclays Capital indexes.

Van Eck Associates Corporation entered into an amended license agreement with Barclays Capital Inc. (successor in interest to Lehman Brothers Inc.). As a result, all references to Lehman Brothers are hereby replaced with Barclays Capital Inc.

The name of Lehman Brothers AMT-Free California Long Municipal Index has been changed to “Barclays Capital AMT-Free California Long Municipal Index.” All references to Lehman Brothers AMT-Free California Long Municipal Index are hereby replaced with Barclays Capital AMT-Free California Long Municipal Index.

The name of Lehman Brothers AMT-Free Intermediate Continuous Municipal Index has been changed to “Barclays Capital AMT-Free Intermediate Continuous Municipal Index.” All references to Lehman Brothers AMT-Free Intermediate Continuous Municipal Index are hereby replaced with Barclays Capital AMT-Free Intermediate Continuous Municipal Index.

The name of Lehman Brothers AMT-Free Long Continuous Municipal Index has been changed to “Barclays Capital AMT-Free Long Continuous Municipal Index.” All references to Lehman Brothers AMT-Free Long Continuous Municipal Index are hereby replaced with Barclays Capital AMT-Free Long Continuous Municipal Index.

The name of Lehman Brothers AMT-Free Massachusetts Municipal Index has been changed to “Barclays Capital AMT-Free Massachusetts Municipal Index.” All references to Lehman Brothers AMT-Free Massachusetts Municipal Index are hereby replaced with Barclays Capital AMT-Free Massachusetts Municipal Index.

The name of Lehman Brothers AMT-Free New Jersey Municipal Index has been changed to “Barclays Capital AMT-Free New Jersey Municipal Index.” All references to Lehman Brothers AMT-Free New Jersey Municipal Index are hereby replaced with Barclays Capital AMT-Free New Jersey Municipal Index.

The name of Lehman Brothers AMT-Free New York Long Municipal Index has been changed to “Barclays Capital AMT-Free New York Long Municipal Index.” All references to Lehman Brothers AMT-Free New York Long Municipal Index ETF are hereby replaced with Barclays Capital AMT-Free New York Long Municipal Index.

The name of Lehman Brothers AMT-Free Ohio Municipal Index has been changed to “Barclays Capital AMT-Free Ohio Municipal Index.” All references to Lehman Brothers AMT-Free Ohio Municipal Index are hereby replaced with Barclays Capital AMT-Free Ohio Municipal Index.

The name of Lehman Brothers AMT-Free Pennsylvania Municipal Index has been changed to “Barclays Capital AMT-Free Pennsylvania Municipal Index.” All references to Lehman Brothers AMT-Free Pennsylvania Municipal Index are hereby replaced with Barclays Capital AMT-Free Pennsylvania Municipal Index.

The name of Lehman Brothers AMT-Free Short Continuous Municipal Index has been changed to “Barclays Capital AMT-Free Short Continuous Municipal Index.” All references to Lehman Brothers AMT-Free Short Continuous Municipal Index are hereby replaced with Barclays Capital AMT-Free Short Continuous Municipal Index.

At this time, there have been no changes to the composition of the indexes as a result of the rebranding.

Please retain this supplement for future reference.